Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	TOTAL	SHARES PREFERRED SHARES	SHARES COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUM-ULATED OTHER COMPRE-HENSIVE LOSS	DEFICIT	NON-CONTROL-LING INTEREST
Balance at beginning of period at Dec. 31, 2021	$ 22,941	$ 22,635	$ 4,003	$ 20,662	$ 1,157	$ 213	$ (3,400)	$ 306
Net earnings	1,588	1,542					1,542	46
Other comprehensive loss	981	980				78	902	1
Total comprehensive (loss) income	2,569	2,522				78	2,444	47
Common shares issued under employee stock option plan	168	168		175	(7)
Other share-based compensation	(27)	(27)			(2)		(25)
Repurchase of preferred shares	(115)	(115)	(118)		3
Dividends declared on BCE common and preferred shares	(1,747)	(1,747)					(1,747)
Dividends declared by subsidiaries to non-controlling interest	(25)							(25)
Settlement of cash flow hedges transferred to the cost basis of hedged items	1	1				1
Other	0					(19)	19
Balance at end of period at Jun. 30, 2022	23,765	23,437	3,885	20,837	1,151	273	(2,709)	328
Balance at beginning of period at Dec. 31, 2022	22,515	22,178	3,870	20,840	1,172	(55)	(3,649)	337
Net earnings	1,185	1,146					1,146	39
Other comprehensive loss	(286)	(283)				(20)	(263)	(3)
Total comprehensive (loss) income	899	863				(20)	883	36
Common shares issued under employee stock option plan	18	18		19	(1)
Other share-based compensation	(5)	(5)			7		(12)
Repurchase of preferred shares	(63)	(63)	(89)		26
Dividends declared on BCE common and preferred shares	(1,857)	(1,857)					(1,857)
Dividends declared by subsidiaries to non-controlling interest	(22)							(22)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(13)	(13)				(13)
Disposition of production studios	(23)							(23)
Other	0					(17)	17
Balance at end of period at Jun. 30, 2023	$ 21,449	$ 21,121	$ 3,781	$ 20,859	$ 1,204	$ (105)	$ (4,618)	$ 328